UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1652
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  March 31, 2023

Item 1. Reports to Stockholders.

(a)

Unusual Whales Subversive Democratic Trading ETF
Ticker Symbol:  NANC

Unusual Whales Subversive Republican Trading ETF
Ticker Symbol:  KRUZ

Semi-Annual Report
March 31, 2023

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Fund Performance

During the period since inception starting February 6, 2023, ending March 31, 2023, the Unusual Whales Subversive Democratic Trading (“Democratic Trading Fund”) returned 0.84% and the Unusual Whales Subversive Republican Trading Fund (“Republican Trading Fund”) returned -2.67% while the S&P500 (the “index”) returned 0.28% during the same period.

The Republican Trading Fund holds what Republican members of congress hold and is more widely diversified in both concentration and sectors than the Democratic Trading Fund holdings. Republicans generally hold more energy stocks among the top holdings while Democrats hold technology and computing among the top holdings.

Both Funds’ performance reflects that difference in holdings, and we do not expect those holdings to vary widely. What will matter is the relative allocation to different names as more members of congress accumulate more or divest more in particular sectors or individual names.

One interesting qualitative aspect we have noticed is members of congress do appear to be trading less frequently than in the past now that this has become a bit more public. Whether that narrative holds over longer time periods is yet to be seen but we like to think members are thinking more about the implications of trading in public. We have also noticed members of congress are reporting their trading activity much sooner now than is required by law.

Looking Forward

While I monitor the legislation around the banning of congressional trading closely, I still believe Congress has little incentive to act in the best interest of the country and compromise is impossible. However, should a ban be put in place, that will likely apply only to a future session of Congress with at least a year, if not multiple years, notice and will have no immediate impact on fund operations.

The views in this report were those of the Author as of March 31, 2023, and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

This material must be preceded or accompanied by a prospectus

Past performance is not indicative of future results.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Important Risks:

There is no guarantee that the Adviser’s use of investment techniques and risk analyses to make investment decisions will perform as expected.

Investing involves risk including possible loss of principal. It is possible that legislation or regulation could be enacted that limits, restricts or prevents United States Congresspeople and/or their spouses from personal securities trading. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Fund is able to implement its principal investment strategy. Government regulation may change frequently and may have significant adverse consequences for the Fund or its investments. It is not possible to predict fully the effects of current or future regulation.

A high portfolio turnover rate has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Distributor: Quasar Distributor, LLC.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Expense Example (Unaudited)
March 31, 2023

As a shareholder of the Unusual Whales Subversive Congressional Trading ETFs, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

Unusual Whales Subversive Democratic Trading ETF

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(2/6/2023 –
	(3/31/2023)	(2/6/2023)	(3/31/2023)	3/31/2023)
Actual(2)	0.75%	$1,000.00	$1,008.90	$1.09
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,006.17	$1.09

Unusual Whales Subversive Republican Trading ETF

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(2/6/2023 –
	(3/31/2023)	(2/6/2023)	(3/31/2023)	3/31/2023)
Actual(3)	0.75%	$1,000.00	$ 972.30	$1.07
Hypothetical (5% annual return before expenses)	0.75%	$1,000.00	$1,006.17	$1.09

(1)
Inception date of the Funds was February 6, 2023. Expenses are equal to the Funds’ annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 53/365 to reflect the period since inception.

(2)	Based on the actual NAV returns for the period since inception from February 6, 2023 through March 31, 2023 of 0.89%.
(3)	Based on the actual NAV returns for the period since inception from February 6, 2023 through March 31, 2023 of -2.77%.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
March 31, 2023

Microsoft Corp.	8.04%
Amazon.com, Inc.	6.19%
Apple, Inc.	5.96%
Alphabet, Inc., Class C	5.68%
Salesforce, Inc.	5.61%
NVIDIA Corp.	4.54%
The Walt Disney Co.	2.28%
Crowdstrike Holdings, Inc., Class A	1.18%
Philip Morris International, Inc.	0.91%
United Parcel Service, Inc., Class B	0.91%

(1)	Fund Holdings and Sector Allocations are subject to change at anytime and are not recommendations to buy or sell any security.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
March 31, 2023

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
March 31, 2023

Enterprise Products Partners LP	3.69%
Magellan Midstream Partners LP	3.63%
Energy Transfer LP	2.03%
Dow, Inc.	1.69%
Intel Corp.	1.62%
Accenture plc, Class A	1.61%
Shell plc – ADR	1.53%
Philip Morris International, Inc.	1.52%
Owl Rock Capital Corp.	1.49%
Elevance Health, Inc.	1.43%

(1)	Fund Holdings and Sector Allocation are subject to change at anytime and are not recommendations to buy or sell any security.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 96.95%

Aerospace & Defense – 0.46%
Embraer SA – ADR (a)(b)	190	$3,110
General Dynamics Corp.	40	9,128
HEICO Corp.	10	1,359
Hexcel Corp.	10	683
Howmet Aerospace, Inc.	20	847
Huntington Ingalls Industries, Inc.	5	1,035
Lockheed Martin Corp.	10	4,727
Northrop Grumman Corp.	3	1,385
Raytheon Technologies Corp.	14	1,371
The Boeing Co. (a)	20	4,249
Woodward, Inc.	10	974
		28,868
Air Freight & Logistics – 1.03%
CH Robinson Worldwide, Inc.	10	994
Expeditors International of Washington, Inc.	20	2,202
FedEx Corp.	20	4,570
United Parcel Service, Inc., Class B	295	57,227
		64,993
Automobiles – 1.12%
Ferrari NV (b)	16	4,335
Ford Motor Co.	1,600	20,160
General Motors Co.	459	16,836
Harley-Davidson, Inc.	20	759
Lucid Group, Inc. (a)	140	1,126
NIO, Inc. – ADR (a)(b)	50	525
Rivian Automotive, Inc. (a)	60	929
Tesla, Inc. (a)	126	26,140
		70,810
Automobile Components – 0.21%
Aptiv plc (a)(b)	40	4,488
BorgWarner, Inc.	110	5,402
Lear Corp.	12	1,674
Magna International, Inc. (b)	10	536
QuantumScape Corp. (a)	80	654
The Goodyear Tire & Rubber Co.	40	441
		13,195

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Banks – 1.50%
Ameris Bancorp	30	$1,097
Bank of America Corp.	550	15,730
Bank of Hawaii Corp.	20	1,041
Cathay General Bancorp	30	1,036
Citigroup, Inc.	10	469
Citizens Financial Group, Inc.	110	3,341
Comerica, Inc.	40	1,737
Cullen/Frost Bankers, Inc.	20	2,107
Fifth Third Bancorp	240	6,394
First Horizon Corp.	180	3,200
First Republic Bank	40	560
Huntington Bancshares Inc.	431	4,827
JPMorgan Chase & Co.	60	7,819
KeyCorp.	270	3,380
M&T Bank Corp.	10	1,196
OceanFirst Financial Corp.	40	739
Pacific Premier Bancorp, Inc.	30	721
PacWest Bancorp	30	292
Regions Financial Corp.	40	742
Royal Bank of Canada (b)	10	956
Seacoast Banking Corp. of Florida	70	1,659
Signature Bank	11	2
Silvergate Capital Corp., Class A (a)	40	65
Synovus Financial Corp.	20	617
The Bank of Nova Scotia (b)	10	503
The PNC Financial Services Group Inc.	40	5,084
Truist Financial Corp.	250	8,525
Veritex Holdings, Inc.	40	730
Wells Fargo & Co.	503	18,802
Western Alliance Bancorp	10	355
Zions Bancorp NA	40	1,197
		94,923
Beverages – 0.96%
Ambev SA – ADR (b)	290	818
Anheuser-Busch InBev SA/NV – ADR (b)	20	1,334
Brown-Forman Corp., Class A	14	913
Brown-Forman Corp., Class B	11	707
Constellation Brands, Inc., Class A	2	452
Diageo plc – ADR (b)	49	8,878
Fomento Economico Mexicano SAB de CV – ADR (b)	20	1,904
Keurig Dr. Pepper, Inc.	30	1,058

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Beverages – 0.96% (Continued)
Molson Coors Beverage Co., Class B	30	$1,550
Monster Beverage Corp. (a)	128	6,913
PepsiCo, Inc.	100	18,230
The Coca-Cola Co.	288	17,865
		60,622
Biotechnology – 1.18%
AbbVie, Inc.	148	23,587
Alnylam Pharmaceuticals, Inc. (a)	4	801
Amgen, Inc.	56	13,538
Anika Therapeutics, Inc. (a)	50	1,436
Arcutis Biotherapeutics, Inc. (a)	40	440
BioCryst Pharmaceuticals, Inc. (a)	50	417
Biogen, Inc. (a)	14	3,892
CareDx, Inc. (a)	40	366
Celcuity, Inc. (a)	220	2,255
DermTech, Inc. (a)	10	37
Genmab A/S – ADR (a)(b)	20	755
Gilead Sciences, Inc.	35	2,904
Halozyme Therapeutics, Inc. (a)	10	382
Incyte Corp. (a)	20	1,445
Insmed, Inc. (a)	10	170
Intellia Therapeutics, Inc. (a)	20	745
Ionis Pharmaceuticals, Inc. (a)	20	715
Moderna, Inc. (a)	20	3,072
Regeneron Pharmaceuticals, Inc. (a)	7	5,752
Seagen, Inc. (a)	10	2,025
Ultragenyx Pharmaceutical, Inc. (a)	10	401
Vertex Pharmaceuticals, Inc. (a)	30	9,452
		74,587
Broadline Retail – 6.41%
Amazon.com, Inc. (a)	3,780	390,436
Etsy, Inc. (a)	59	6,569
Macy’s, Inc.	150	2,624
MercadoLibre, Inc. (a)	3	3,954
Qurate Retail, Inc. (a)	850	840
		404,423
Building Products – 0.40%
Advanced Drainage Systems, Inc.	10	842
Allegion plc (b)	10	1,067
Builders FirstSource, Inc. (a)	30	2,663

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Building Products – 0.40% (Continued)
Carlisle Cos., Inc.	1	$226
Carrier Global Corp.	110	5,033
Fortune Brands Innovations, Inc.	19	1,116
Johnson Controls International plc (b)	80	4,818
Lennox International, Inc.	3	754
Masco Corp.	30	1,492
Trane Technologies plc (b)	38	6,991
		25,002
Capital Markets – 2.48%
Ameriprise Financial, Inc.	20	6,130
Ares Management Corp., Class A	40	3,338
BlackRock, Inc.	20	13,383
Blackstone, Inc.	60	5,270
Cboe Global Markets, Inc.	10	1,342
CME Group, Inc.	10	1,915
Coinbase Global, Inc., Class A (a)	20	1,351
Franklin Resources, Inc.	40	1,078
Interactive Brokers Group, Inc., Class A	10	826
Intercontinental Exchange, Inc.	50	5,215
KKR & Co, Inc.	70	3,676
LPL Financial Holdings, Inc.	30	6,072
Moody’s Corp.	10	3,060
Morgan Stanley	470	41,266
MSCI, Inc.	6	3,358
Nasdaq, Inc.	180	9,841
Northern Trust Corp.	40	3,525
Open Lending Corp., Class A (a)	20	141
Raymond James Financial, Inc.	30	2,798
S&P Global, Inc.	38	13,101
State Street Corp.	30	2,271
Stifel Financial Corp.	10	591
T Rowe Price Group, Inc.	30	3,387
The Bank of New York Mellon Corp.	150	6,816
The Carlyle Group Inc.	20	621
The Charles Schwab Corp.	127	6,652
The Goldman Sachs Group Inc.	26	8,505
UBS Group AG (b)	10	213
XP, Inc., Class A (a)(b)	40	475
		156,217
Chemicals – 1.60%
Air Products and Chemicals, Inc.	32	9,191
Celanese Corp.	30	3,267

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Chemicals – 1.60% (Continued)
CF Industries Holdings, Inc.	20	$1,450
Corteva, Inc.	180	10,856
Dow, Inc.	30	1,644
DuPont de Nemours, Inc.	514	36,890
Eastman Chemical Co.	20	1,687
Ecolab, Inc.	40	6,621
FMC Corp.	10	1,221
International Flavors & Fragrances, Inc.	20	1,839
Linde plc (b)	7	2,488
Minerals Technologies, Inc.	30	1,813
The Mosaic Co.	80	3,670
PPG Industries, Inc.	100	13,358
The Chemours Co.	30	898
The Scotts Miracle-Gro Co.	10	697
The Sherwin-Williams Co.	10	2,248
Westlake Corp.	10	1,160
		100,998
Commercial Services & Supplies – 0.48%
Cintas Corp.	10	4,627
Copart, Inc. (a)	110	8,273
GFL Environmental, Inc. (b)	80	2,755
Republic Services, Inc.	40	5,409
Stericycle, Inc. (a)	10	436
Tetra Tech, Inc.	10	1,469
Waste Connections, Inc. (b)	20	2,781
Waste Management, Inc.	29	4,732
		30,482
Communications Equipment – 0.92%
Arista Networks, Inc. (a)	40	6,714
Cisco Systems, Inc.	540	28,228
CommScope Holding Co, Inc. (a)	40	255
EMCORE Corp. (a)	350	403
Infinera Corp. (a)	1,180	9,157
Juniper Networks, Inc.	30	1,033
Lumentum Holdings, Inc. (a)	20	1,080
Motorola Solutions, Inc.	30	8,584
Nokia Oyj – ADR (b)	140	687
Telefonaktiebolaget LM Ericsson – ADR (b)	60	351
Viavi Solutions, Inc. (a)	130	1,408
		57,900

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Construction & Engineering – 1.03%
Ameresco, Inc., Class A (a)	50	$2,461
API Group Corp. (a)	2,261	50,827
Argan, Inc.	20	809
Fluor Corp. (a)	44	1,360
Quanta Services, Inc.	50	8,332
WillScot Mobile Mini Holdings Corp. (a)	20	938
		64,727
Construction Materials – 0.49%
Eagle Materials, Inc.	10	1,467
Martin Marietta Materials, Inc.	6	2,130
Vulcan Materials Co.	160	27,450
		31,047
Consumer Finance – 1.20%
Ally Financial, Inc.	130	3,314
American Express Co.	316	52,124
Capital One Financial Corp.	59	5,673
Discover Financial Services	101	9,983
LendingTree, Inc. (a)	10	267
OneMain Holdings, Inc.	40	1,483
Synchrony Financial	90	2,617
		75,461
Consumer Staples Distribution – 1.72%
BJ’s Wholesale Club Holdings, Inc. (a)	20	1,521
Casey’s General Stores, Inc.	4	866
Costco Wholesale Corp.	50	24,844
Dollar General Corp.	30	6,314
Dollar Tree, Inc. (a)	60	8,613
Performance Food Group Co. (a)	60	3,620
Sysco Corp.	110	8,495
Target Corp.	56	9,275
The Kroger Co.	80	3,950
US Foods Holding Corp. (a)	40	1,478
Walgreens Boots Alliance, Inc.	540	18,673
Walmart, Inc.	140	20,643
		108,292
Containers & Packaging – 0.66%
AptarGroup, Inc.	10	1,182
Avery Dennison Corp.	10	1,789
Ball Corp.	365	20,115

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Containers & Packaging – 0.66% (Continued)
Berry Global Group, Inc.	220	$12,958
International Paper Co.	20	721
Packaging Corp. of America	10	1,388
Sealed Air Corp.	50	2,296
Westrock Co.	30	914
		41,363
Distributors – 0.11%
Genuine Parts Co.	10	1,673
LKQ Corp.	60	3,405
Pool Corp.	6	2,055
		7,133
Diversified Consumer Services – 0.07%
Service Corp. International	60	4,127
WW International, Inc. (a)	30	123
		4,250
Diversified Telecommunication Services – 0.46%
AT&T, Inc.	307	5,910
BCE, Inc. (b)	20	896
Liberty Global plc, Class C (a)(b)	190	3,872
Telkom Indonesia Persero Tbk PT – ADR (b)	30	818
Verizon Communications, Inc.	450	17,500
		28,996
Electric Utilities – 0.42%
Alliant Energy Corp.	10	534
American Electric Power Co, Inc.	30	2,730
Avangrid, Inc.	10	399
Edison International	10	706
Entergy Corp.	20	2,155
Eversource Energy	20	1,565
FirstEnergy Corp.	50	2,003
NextEra Energy, Inc.	140	10,791
Portland General Electric Co.	50	2,444
PPL Corp.	30	834
The Southern Co.	20	1,392
Xcel Energy, Inc.	10	674
		26,227
Electrical Equipment – 1.22%
Acuity Brands, Inc.	1	183
AMETEK, Inc.	20	2,907

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Electrical Equipment – 1.22% (Continued)
ChargePoint Holdings, Inc. (a)	180	$1,885
Eaton Corp. plc (b)	120	20,561
Emerson Electric Co.	60	5,228
Generac Holdings, Inc.	87	9,397
Plug Power, Inc. (a)	50	586
Rockwell Automation, Inc.	14	4,108
Sensata Technologies Holding plc (b)	586	29,312
Sunrun, Inc. (a)	50	1,007
Vertiv Holdings Co.	140	2,003
		77,177
Electronic Equipment, Instruments & Components – 0.46%
Advanced Energy Industries, Inc.	10	980
Amphenol Corp., Class A	50	4,086
CDW Corp.	10	1,949
Coherent Corp. (a)	20	761
Corning, Inc.	320	11,290
Jabil, Inc.	20	1,763
Keysight Technologies, Inc. (a)	29	4,683
Teledyne Technologies, Inc. (a)	2	895
Vishay Intertechnology, Inc.	30	679
Vontier Corp.	80	2,187
		29,273
Energy Equipment & Services – 0.15%
Baker Hughes Co.	10	289
ChampionX Corp.	150	4,069
Halliburton Co.	50	1,582
Patterson-UTI Energy, Inc.	260	3,042
TechnipFMC plc (a)(b)	60	819
		9,801
Entertainment – 3.30%
Activision Blizzard, Inc.	90	7,703
Electronic Arts, Inc.	30	3,613
Liberty Media Corp.-Liberty Braves, Class C (a)	210	7,075
Liberty Media Corp.-Liberty Formula One, Class A (a)	30	2,025
Liberty Media Corp.-Liberty Formula One, Class C (a)	120	8,980
Lions Gate Entertainment Corp., Class A (b)	557	6,166
Lions Gate Entertainment Corp., Class B (b)	1,098	11,397
Live Nation Entertainment, Inc. (a)	10	700
Netflix, Inc. (a)	24	8,292

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Entertainment – 3.30% (Continued)
Playtika Holding Corp. (a)	80	$901
ROBLOX Corp., Class A (a)	83	3,733
Take-Two Interactive Software, Inc. (a)	10	1,193
The Walt Disney Co. (a)	1,435	143,687
Warner Bros Discovery, Inc. (a)	160	2,416
		207,881
Financial Services – 2.21%
Apollo Global Management, Inc.	20	1,263
Berkshire Hathaway, Inc., Class B (a)	153	47,242
Block, Inc. (a)	120	8,238
CNFinance Holdings Ltd. – ADR (a)(b)	900	2,223
Equitable Holdings, Inc.	30	762
Fidelity National Information Services, Inc.	20	1,087
Fiserv, Inc. (a)	40	4,521
Flywire Corp. (a)	70	2,055
Global Payments, Inc.	40	4,210
Jack Henry & Associates, Inc.	10	1,507
Mastercard, Inc., Class A	80	29,073
MGIC Investment Corp.	140	1,879
PayPal Holdings, Inc. (a)	150	11,391
Shift4 Payments, Inc., Class A (a)	10	758
Visa, Inc., Class A	95	21,419
Voya Financial, Inc.	20	1,429
WEX, Inc. (a)	2	368
		139,425
Food Products – 0.90%
Beyond Meat, Inc. (a)	30	487
Conagra Brands, Inc.	50	1,878
General Mills, Inc.	160	13,673
Hormel Foods Corp.	80	3,190
Kellogg Co.	50	3,348
Lamb Weston Holdings, Inc.	70	7,316
Mondelez International, Inc., Class A	100	6,972
Post Holdings, Inc. (a)	80	7,190
The Hershey Co.	4	1,018
The J.M. Smucker Co.	40	6,295
The Kraft Heinz Co.	90	3,480
Tyson Foods, Inc., Class A	30	1,780
		56,627

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Gas Utilities – 0.13%
Atmos Energy Corp.	20	$2,247
Brookfield Infrastructure Corp. (b)	30	1,382
Northwest Natural Holding Co.	60	2,854
Spire, Inc.	21	1,473
		7,956
Ground Transportation – 0.93%
CSX Corp.	230	6,886
JB Hunt Transport Services, Inc.	10	1,755
Norfolk Southern Corp.	18	3,816
Old Dominion Freight Line, Inc.	20	6,817
Ryder System, Inc.	30	2,677
Uber Technologies, Inc. (a)	698	22,127
U-Haul Holding Co.	10	596
Union Pacific Corp.	69	13,887
		58,561
Health Care Equipment & Supplies – 1.73%
Abbott Laboratories	132	13,366
Alcon, Inc. (b)	20	1,411
Apollo Endosurgery, Inc. (a)	860	8,531
Artivion, Inc. (a)	515	6,747
Baxter International, Inc.	50	2,028
Becton Dickinson and Co.	14	3,466
Boston Scientific Corp. (a)	180	9,005
DENTSPLY SIRONA, Inc.	30	1,178
Dexcom, Inc. (a)	40	4,647
Edwards Lifesciences Corp. (a)	60	4,964
Haemonetics Corp. (a)	10	828
ICU Medical, Inc. (a)	4	660
IDEXX Laboratories, Inc. (a)	5	2,500
Insulet Corp. (a)	4	1,276
Integra LifeSciences Holdings Corp. (a)	30	1,722
Intuitive Surgical, Inc. (a)	20	5,109
Koninklijke Philips NV (b)	160	2,936
Medtronic plc (b)	181	14,592
Novocure Ltd. (a)(b)	20	1,203
Profound Medical Corp. (a)(b)	160	1,486
QuidelOrtho Corp. (a)	30	2,673
ResMed, Inc.	10	2,190
Stryker Corp.	57	16,272
Teleflex, Inc.	2	507
		109,297

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Health Care Providers & Services – 1.55%
AmerisourceBergen Corp.	20	$3,202
Cardinal Health, Inc.	20	1,510
Centene Corp. (a)	80	5,057
Chemed Corp.	2	1,075
CVS Health Corp.	147	10,924
DaVita, Inc. (a)	10	811
Elevance Health, Inc.	30	13,794
Fresenius Medical Care AG & Co KGaA – ADR (b)	20	425
HCA Healthcare, Inc.	60	15,821
HealthEquity, Inc. (a)	30	1,761
Humana, Inc.	13	6,311
McKesson Corp.	14	4,985
Molina Healthcare, Inc. (a)	6	1,605
NeoGenomics, Inc. (a)	90	1,567
Quest Diagnostics, Inc.	20	2,830
The Cigna Group	35	8,944
UnitedHealth Group, Inc.	36	17,013
		97,635
Health Care Technology – 0.02%
Phreesia, Inc. (a)	20	646
Veeva Systems, Inc. (a)	3	551
		1,197
Hotels, Restaurants & Leisure – 2.78%
Airbnb, Inc., Class A (a)	160	19,904
Aramark	20	716
Booking Holdings, Inc. (a)	1	2,652
Caesars Entertainment, Inc. (a)	30	1,464
Carnival Corp. (a)(b)	150	1,522
Chipotle Mexican Grill, Inc. (a)	1	1,708
Choice Hotels International, Inc.	1	117
Darden Restaurants, Inc.	10	1,552
Domino’s Pizza, Inc.	44	14,514
DoorDash, Inc., Class A (a)	30	1,907
Dutch Bros, Inc., Class A (a)	20	633
Expedia Group, Inc. (b)	20	1,941
Full House Resorts, Inc. (a)	250	1,807
Hilton Worldwide Holdings, Inc.	10	1,409
Las Vegas Sands Corp. (a)	60	3,447
Marriott International Inc., Class A	50	8,302
Marriott Vacations Worldwide Corp.	70	9,440

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Hotels, Restaurants & Leisure – 2.78% (Continued)
McDonald’s Corp.	101	$28,241
MGM Resorts International	170	7,551
Norwegian Cruise Line Holdings Ltd. (a)(b)	70	942
Planet Fitness, Inc., Class A (a)	60	4,660
Restaurant Brands International, Inc. (b)	140	9,400
Royal Caribbean Cruises Ltd. (a)(b)	10	653
Sabre Corp. (a)	40	172
Starbucks Corp.	370	38,528
Vail Resorts, Inc.	1	234
Wyndham Hotels & Resorts, Inc. (a)	10	678
Wynn Resorts Ltd. (a)	70	7,834
Yatra Online, Inc. (a)(b)	360	828
Yum! Brands, Inc.	20	2,642
		175,398
Household Durables – 0.93%
D.R. Horton, Inc.	230	22,469
GoPro, Inc., Class A (a)	140	704
Helen of Troy Ltd. (a)(b)	10	952
iRobot Corp. (a)	20	873
Lennar Corp., Class A	40	4,204
Lennar Corp., Class B	21	1,876
Mohawk Industries, Inc. (a)	111	11,124
Newell Brands, Inc.	100	1,244
NVR, Inc. (a)	1	5,572
PulteGroup, Inc.	50	2,914
Sony Group Corp. – ADR (b)	30	2,720
Tempur Sealy International, Inc.	80	3,159
Toll Brothers, Inc.	10	600
Whirlpool Corp.	1	132
		58,543
Household Products – 0.93%
Central Garden & Pet Co., Class A (a)	30	1,172
Church & Dwight Co., Inc.	40	3,536
Colgate-Palmolive Co.	190	14,279
Kimberly-Clark Corp.	20	2,684
The Clorox Co.	17	2,690
The Procter & Gamble Co.	229	34,050
		58,411

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.04%
Atlantica Sustainable Infrastructure plc (b)	50	$1,478
Clearway Energy, Inc., Class A	30	901
		2,379
Industrial Conglomerates – 0.19%
3M Co.	60	6,307
General Electric Co.	40	3,824
Honeywell International, Inc.	10	1,911
		12,042
Insurance – 1.76%
Aflac, Inc.	90	5,807
American International Group, Inc.	100	5,036
Aon plc, Class A (b)	29	9,143
Arthur J Gallagher & Co.	30	5,739
Brighthouse Financial, Inc. (a)	10	441
Chubb Ltd. (b)	20	3,884
Cincinnati Financial Corp.	10	1,121
CNA Financial Corp.	50	1,951
Fidelity National Financial, Inc.	20	699
Hippo Holdings, Inc. (a)	10	162
Horace Mann Educators Corp.	20	670
Lemonade, Inc. (a)	40	570
Lincoln National Corp.	50	1,123
Loews Corp.	40	2,321
Manulife Financial Corp. (b)	40	734
Markel Corp. (a)	2	2,555
Marsh & McLennan Cos., Inc.	80	13,324
MetLife, Inc.	30	1,738
Principal Financial Group, Inc.	60	4,459
Prudential Financial, Inc.	60	4,964
Reinsurance Group of America, Inc.	10	1,328
The Allstate Corp.	55	6,095
The Hartford Financial Services Group Inc.	10	697
The Progressive Corp.	181	25,894
The Travelers Cos. Inc.	20	3,428
Unum Group	60	2,374
Willis Towers Watson plc (b)	21	4,880
		111,137
Interactive Media & Services – 7.02%
Alphabet, Inc., Class A (a)	480	49,790
Alphabet, Inc., Class C (a)	3,441	357,864

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Interactive Media & Services – 7.02% (Continued)
Baidu, Inc. – ADR (a)(b)	10	$1,509
Cargurus, Inc. (a)	20	374
IAC, Inc. (a)	30	1,548
Match Group, Inc. (a)	16	614
Meta Platforms, Inc., Class A (a)	119	25,221
Pinterest, Inc., Class A (a)	60	1,636
Snap, Inc., Class A (a)	120	1,345
TripAdvisor, Inc. (a)	80	1,589
ZoomInfo Technologies, Inc. (a)	60	1,483
		442,973
IT Services – 1.03%
Accenture plc, Class A (b)	50	14,290
Cloudflare, Inc., Class A (a)	40	2,466
Cognizant Technology Solutions Corp., Class A	30	1,828
DXC Technology Co. (a)	150	3,834
EPAM Systems, Inc. (a)	1	299
Gartner, Inc. (a)	26	8,470
GoDaddy, Inc., Class A (a)	10	777
International Business Machines Corp.	175	22,941
MongoDB, Inc. (a)	10	2,331
Okta, Inc. (a)	10	862
Rackspace Technology, Inc. (a)	140	263
Shopify, Inc., Class A (a)(b)	36	1,726
Snowflake, Inc., Class A (a)	10	1,543
Thoughtworks Holding, Inc. (a)	90	662
Twilio, Inc., Class A (a)	10	666
VeriSign, Inc.	10	2,113
		65,071
Leisure Products – 0.10%
Hasbro, Inc.	10	537
Mattel, Inc. (a)	260	4,786
Peloton Interactive, Inc., Class A (a)	90	1,021
		6,344
Life Sciences Tools & Services – 0.89%
Agilent Technologies, Inc.	50	6,917
Avantor, Inc. (a)	194	4,101
Azenta, Inc. (a)	10	446
BioLife Solutions, Inc. (a)	200	4,350
Bio-Rad Laboratories, Inc., Class A (a)	3	1,437
Bio-Techne Corp.	10	742

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Life Sciences Tools & Services – 0.89% (Continued)
Bruker Corp.	30	$2,365
CryoPort, Inc. (a)	20	480
Danaher Corp.	50	12,602
Illumina, Inc. (a)	4	930
IQVIA Holdings, Inc. (a)	10	1,989
Medpace Holdings, Inc. (a)	10	1,881
Mettler-Toledo International, Inc. (a)	1	1,530
PerkinElmer, Inc.	10	1,333
Thermo Fisher Scientific, Inc.	20	11,527
West Pharmaceutical Services, Inc.	10	3,465
		56,095
Machinery – 1.63%
Caterpillar, Inc.	50	11,442
Chart Industries, Inc. (a)	30	3,762
Deere & Co.	25	10,322
Dover Corp.	10	1,519
Evoqua Water Technologies Corp. (a)	90	4,475
Flowserve Corp.	80	2,720
Fortive Corp.	40	2,727
IDEX Corp.	10	2,310
Illinois Tool Works, Inc.	45	10,955
Ingersoll Rand, Inc.	20	1,163
ITT, Inc.	10	863
Kadant, Inc.	10	2,085
Oshkosh Corp.	170	14,141
Otis Worldwide Corp.	10	844
PACCAR, Inc.	10	732
Parker-Hannifin Corp.	60	20,167
Pentair plc (b)	40	2,211
Snap-on, Inc.	10	2,469
SPX Technologies, Inc. (a)	20	1,412
Terex Corp.	20	968
Xylem Inc.	50	5,235
		102,522
Media – 1.04%
Charter Communications, Inc., Class A (a)	6	2,146
Comcast Corp., Class A	340	12,889
Fox Corp., Class B	30	939
iHeartMedia, Inc., Class A (a)	5,200	20,280
Liberty Broadband Corp., Class A (a)	20	1,642

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Media – 1.04% (Continued)
Liberty Broadband Corp., Class B (a)	80	$6,536
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	450	12,596
News Corp., Class A	50	864
Nexstar Media Group, Inc.	10	1,727
Omnicom Group, Inc.	10	943
Paramount Global, Class B	104	2,320
Sirius XM Holdings, Inc.	150	596
The Interpublic Group of Cos. Inc.	30	1,117
The Trade Desk Inc., Class A (a)	20	1,218
		65,813
Metals & Mining – 0.59%
Alamos Gold, Inc., Class A (b)	200	2,446
Alcoa Corp.	90	3,830
Barrick Gold Corp. (b)	210	3,900
BHP Group Ltd. – ADR (b)	20	1,268
Cleveland-Cliffs, Inc. (a)	160	2,933
Freeport-McMoRan, Inc.	100	4,091
MP Materials Corp. (a)	80	2,255
Newmont Corp.	20	980
Nucor Corp.	40	6,179
Pan American Silver Corp. (b)	30	546
Reliance Steel & Aluminum Co.	6	1,541
Rio Tinto plc – ADR (b)	40	2,744
Royal Gold, Inc.	20	2,594
Steel Dynamics, Inc.	10	1,131
United States Steel Corp.	40	1,044
		37,482
Multi-Utilities – 0.20%
Ameren Corp.	20	1,728
CenterPoint Energy, Inc.	50	1,473
Dominion Energy, Inc.	114	6,374
National Grid plc – ADR (b)	10	680
Public Service Enterprise Group, Inc.	13	812
Sempra Energy	10	1,511
		12,578
Oil, Gas & Consumable Fuels – 1.10%
Antero Midstream Corp.	190	1,993
APA Corp.	80	2,885
Berry Corp.	800	6,280
Cheniere Energy, Inc.	5	788

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 1.10% (Continued)
Chevron Corp.	68	$11,095
Clean Energy Fuels Corp. (a)	90	392
ConocoPhillips	60	5,953
Devon Energy Corp.	160	8,098
Diamondback Energy, Inc.	20	2,703
Enterprise Products Partners LP	30	777
Equinor ASA (b)	22	625
Exxon Mobil Corp.	20	2,193
Hess Corp.	20	2,647
HF Sinclair Corp.	60	2,903
Kinder Morgan, Inc.	130	2,276
Matador Resources Co.	60	2,859
Murphy Oil Corp.	40	1,479
ONEOK, Inc.	40	2,542
Pioneer Natural Resources Co.	16	3,268
Suncor Energy, Inc. (b)	30	931
The Williams Cos. Inc.	80	2,389
Valero Energy Corp.	30	4,188
		69,264
Passenger Airlines – 0.12%
Alaska Air Group, Inc. (a)	20	839
Allegiant Travel Co. (a)	1	92
American Airlines Group, Inc. (a)	40	590
Delta Air Lines, Inc. (a)	20	698
Southwest Airlines Co.	20	651
United Airlines Holdings, Inc. (a)	100	4,425
		7,295
Personal Care Products – 0.20%
Coty, Inc., Class A (a)	120	1,447
The Estee Lauder Cos. Inc.	36	8,873
Unilever plc – ADR (b)	50	2,596
		12,916
Pharmaceuticals – 1.66%
AstraZeneca plc – ADR (b)	50	3,471
Aurora Cannabis, Inc. (a)(b)	210	146
Bristol-Myers Squibb Co.	210	14,555
Canopy Growth Corp. (a)(b)	120	210
Catalent, Inc. (a)	10	657
Cronos Group, Inc. (a)(b)	190	369
Elanco Animal Health, Inc. (a)	1,599	15,031

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Pharmaceuticals – 1.66% (Continued)
Eli Lilly & Co.	59	$20,262
Intra-Cellular Therapies, Inc. (a)	20	1,083
Johnson & Johnson	87	13,485
Merck & Co, Inc.	90	9,575
Nektar Therapeutics (a)	40	28
Novo Nordisk A/S – ADR (b)	20	3,183
Pacira BioSciences, Inc. (a)	40	1,632
Pfizer, Inc.	188	7,670
Sanofi – ADR (b)	60	3,265
TFF Pharmaceuticals, Inc. (a)	260	178
Tilray Brands, Inc. (a)	290	734
Viatris, Inc.	300	2,886
Zoetis, Inc.	36	5,992
		104,412
Professional Services – 1.02%
Automatic Data Processing, Inc.	30	6,679
Booz Allen Hamilton Holding Corp.	10	927
Broadridge Financial Solutions, Inc.	40	5,863
CACI International, Inc., Class A (a)	3	889
CoStar Group, Inc. (a)	30	2,066
Equifax, Inc.	10	2,028
Jacobs Solutions, Inc.	10	1,175
Leidos Holdings, Inc.	20	1,841
Paychex, Inc.	20	2,292
Science Applications International Corp.	10	1,075
SS&C Technologies Holdings, Inc.	542	30,607
TransUnion	10	621
Verisk Analytics, Inc.	42	8,058
		64,121
Real Estate Investment Trusts (REITs) – 0.84%
Agree Realty Corp.	10	686
Alexandria Real Estate Equities, Inc.	10	1,256
American Homes 4 Rent	20	629
American Tower Corp.	10	2,044
Americold Realty Trust, Inc.	90	2,560
Apartment Investment and Management Co.	110	846
Crown Castle, Inc.	10	1,339
Digital Realty Trust, Inc.	1	98
Douglas Emmett, Inc.	98	1,208
Equinix, Inc.	1	721

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Real Estate Investment Trusts (REITs) – 0.84% (Continued)
Equity Residential	90	$5,400
Farmland Partners, Inc.	60	642
Federal Realty Investment Trust	30	2,965
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10	286
Invitation Homes, Inc.	20	624
Iron Mountain, Inc.	30	1,587
Kimco Realty Corp.	270	5,273
Lamar Advertising Co.	10	999
Mid-America Apartment Communities, Inc.	10	1,510
National Retail Properties, Inc.	20	883
Paramount Group, Inc.	110	502
Prologis, Inc.	30	3,743
Regency Centers Corp.	80	4,894
Rithm Capital Corp.	170	1,360
Simon Property Group, Inc.	30	3,359
STAG Industrial, Inc.	50	1,691
Sun Communities, Inc.	10	1,409
UDR, Inc.	20	821
Ventas, Inc.	60	2,601
VICI Properties, Inc.	30	979
		52,915
Real Estate Management & Development – 0.06%
CBRE Group, Inc., Class A (a)	20	1,456
Cushman & Wakefield plc (a)(b)	40	422
The Howard Hughes Corp. (a)	20	1,600
Zillow Group, Inc., Class C (a)	10	445
		3,923
Semiconductors & Semiconductor Equipment – 8.04%
Advanced Micro Devices, Inc. (a)	220	21,562
Allegro MicroSystems, Inc. (a)	23	1,104
Analog Devices, Inc.	35	6,903
Applied Materials, Inc.	140	17,196
ASML Holding NV (b)	12	8,168
Broadcom, Inc.	15	9,623
Enphase Energy, Inc. (a)	20	4,206
GLOBALFOUNDRIES, Inc. (a)(b)	50	3,609
Intel Corp.	913	29,828
KLA Corp.	17	6,786
Lam Research Corp.	27	14,313
Marvell Technology, Inc.	204	8,833

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Semiconductors & Semiconductor Equipment – 8.04% (Continued)
Microchip Technology, Inc.	214	$17,929
Micron Technology, Inc.	321	19,369
Monolithic Power Systems, Inc.	2	1,001
NVIDIA Corp.	1,030	286,103
NXP Semiconductors NV (b)	50	9,324
ON Semiconductor Corp. (a)	110	9,055
QUALCOMM, Inc.	100	12,758
Skyworks Solutions, Inc.	20	2,360
Teradyne, Inc.	1	107
Texas Instruments, Inc.	90	16,741
		506,878
Software – 16.49%
8x8, Inc. (a)	170	709
ACI Worldwide, Inc. (a)	20	540
Adobe, Inc. (a)	16	6,166
Alteryx, Inc., Class A (a)	20	1,177
ANSYS, Inc. (a)	1	333
Aspen Technology, Inc. (a)	10	2,289
Autodesk, Inc.	10	2,082
BILL Holdings, Inc. (a)	20	1,623
Black Knight, Inc. (a)	20	1,151
Blackline, Inc. (a)	20	1,343
C3.ai, Inc., Class A (a)	30	1,007
Cadence Design Systems, Inc. (a)	10	2,101
Crowdstrike Holdings, Inc., Class A (a)	542	74,395
Datadog, Inc., Class A (a)	20	1,453
DocuSign, Inc. (a)	10	583
Elastic NV (a)(b)	10	579
Everbridge, Inc. (a)	60	2,080
Five9, Inc. (a)	10	723
Fortinet, Inc. (a)	50	3,323
Gen Digital, Inc.	110	1,888
Guidewire Software, Inc. (a)	10	820
HubSpot, Inc. (a)	3	1,286
Intuit, Inc.	43	19,171
LiveRamp Holdings, Inc.	20	439
Marin Software, Inc. (a)	30	27
Microsoft Corp.	1,758	506,831
New Relic, Inc. (a)	30	2,259
Oracle Corp.	50	4,646
Palo Alto Networks, Inc. (a)	10	1,997

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Software – 16.49% (Continued)
Paycom Software, Inc. (a)	2	$608
Paycor HCM, Inc. (a)	30	796
RingCentral, Inc., Class A (a)	10	307
Roper Technologies, Inc.	13	5,729
Salesforce, Inc. (a)	1,771	353,810
SAP SE – ADR (b)	10	1,266
ServiceNow, Inc. (a)	24	11,153
Synopsys, Inc. (a)	10	3,863
Teradata Corp. (a)	190	7,653
The Descartes Systems Group Inc. (a)(b)	20	1,612
Tyler Technologies, Inc.	7	2,482
Unity Software, Inc. (a)	30	973
VMware, Inc., Class A (a)	10	1,249
Workday, Inc., Class A (a)	10	2,065
Yext, Inc. (a)	140	1,345
Zoom Video Communications, Inc., Class A (a)	10	738
Zscaler, Inc. (a)	10	1,168
		1,039,838
Specialty Retail – 1.98%
Advance Auto Parts, Inc.	10	1,216
AutoZone, Inc. (a)	5	12,291
Bath & Body Works, Inc.	690	25,240
Best Buy Co., Inc.	40	3,131
CarMax, Inc. (a)	162	10,413
Chewy, Inc., Class A (a)	20	748
Dick’s Sporting Goods, Inc.	10	1,419
Leslie’s, Inc. (a)	20	220
LL Flooring Holdings, Inc. (a)	170	646
Lowe’s Cos., Inc.	81	16,198
O’Reilly Automotive, Inc. (a)	1	849
Revolve Group, Inc. (a)	20	526
RH (a)	19	4,627
Ross Stores, Inc.	30	3,184
The Gap Inc.	10	100
The Home Depot Inc.	84	24,790
The TJX Cos. Inc.	210	16,456
Ulta Beauty, Inc. (a)	4	2,183
Vroom, Inc. (a)	10	9
Wayfair, Inc., Class A (a)	20	687
		124,933

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Technology Hardware, Storage & Peripherals – 6.61%
Apple, Inc.	2,278	$375,642
Dell Technologies, Inc.	150	6,031
Hewlett Packard Enterprise Co.	390	6,213
HP, Inc.	306	8,981
NetApp, Inc.	40	2,554
Pure Storage, Inc., Class A (a)	60	1,531
Quantum Corp. (a)	480	552
Seagate Technology Holdings plc (b)	200	13,224
Western Digital Corp. (b)	40	1,507
Xerox Holdings Corp.	30	462
		416,697
Textiles, Apparel & Luxury Goods – 0.78%
Carter’s, Inc.	290	20,857
Deckers Outdoor Corp. (a)	2	899
LVMH Moet Hennessy Louis Vuitton SE (b)	5	4,593
NIKE, Inc., Class B	120	14,717
Tapestry, Inc.	150	6,466
Under Armour, Inc., Class A (a)	110	1,044
Under Armour, Inc., Class C (a)	80	682
		49,258
Tobacco – 0.99%
Altria Group, Inc.	110	4,908
Philip Morris International, Inc.	590	57,378
		62,286
Trading Companies & Distributors – 0.25%
Air Lease Corp.	10	394
Fastenal Co.	30	1,618
United Rentals, Inc.	20	7,915
Watsco, Inc.	3	955
WESCO International, Inc.	28	4,327
W.W. Grainger, Inc.	1	689
		15,898
Water Utilities – 0.02%
American Water Works Co., Inc.	10	1,465

Wireless Telecommunication Services – 0.15%
T-Mobile U.S., Inc. (a)	60	8,690
Vodafone Group plc – ADR (b)	68	751
		9,441
Total Common Stocks
(Cost $6,041,648)		6,113,674

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 2.76%
Fidelity Dividend ETF for Rising Rates	450	$18,297
First Trust Institutional Preferred Securities and Income ETF	340	5,695
First Trust Preferred Securities and Income ETF	160	2,554
Franklin U.S. Core Bond ETF	30	652
Franklin U.S. Large Cap Multifactor Index ETF	20	828
Global X FinTech ETF	130	2,707
Global X Variable Rate Preferred ETF	270	6,172
Invesco Variable Rate Preferred ETF	280	6,202
iShares 20+ Year Treasury Bond ETF	10	1,064
iShares 7-10 Year Treasury Bond ETF	10	991
iShares Core MSCI EAFE ETF	10	668
iShares Core S&P 500 ETF	10	4,111
iShares Core S&P Small-Cap ETF	10	967
iShares ESG Aware MSCI USA ETF	10	905
iShares Expanded Tech-Software Sector ETF	65	19,805
iShares Global Healthcare ETF	10	834
iShares MSCI EAFE Growth ETF	10	937
iShares MSCI USA Min Vol Factor ETF	10	727
iShares MSCI USA Value Factor ETF	10	926
iShares Russell 2000 Value ETF	30	4,111
iShares U.S. Medical Devices ETF	10	540
iShares U.S. Telecommunications ETF	20	463
iShares U.S. Treasury Bond ETF	30	701
Nuveen ESG Large-Cap Growth ETF	360	20,066
ProShares Short QQQ	390	4,750
Schwab U.S. Dividend Equity ETF	370	27,069
SPDR Blackstone Senior Loan ETF	20	829
SPDR Dow Jones Industrial Average ETF Trust	26	8,648
SPDR Portfolio S&P 500 Growth ETF	360	19,930
VanEck Durable High Dividend ETF	100	3,132
Vanguard FTSE Developed Markets ETF	20	903
Vanguard FTSE Emerging Markets ETF	20	808
Vanguard S&P 500 ETF	10	3,761
Virtus Real Asset Income ETF	120	2,819
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	20	557
Total Exchange Traded Funds
(Cost $176,907)		174,129

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
INVESTMENT COMPANIES – 0.05%
Ares Capital Corp.	40	$731
FS KKR Capital Corp.	30	555
Golub Capital BDC, Inc.	150	2,034
Total Investment Companies
(Cost $3,436)		3,320

SHORT-TERM INVESTMENTS – 0.17%

Money Market Fund – 0.17%
First American Government Obligations Fund, Class X, 4.64% (c)	10,378	10,378
Total Short-Term Investments
(Cost $10,378)		10,378
Total Investments
(Cost $6,232,369) – 99.93%		$6,301,501
Other Assets In Excess Of Liabilities – 0.07%		4,286
Net Assets – 100.00%		$6,305,787

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited)
March 31, 2023

	Shares	Value
COMMON STOCKS – 94.18%

Aerospace & Defense – 2.37%
General Dynamics Corp.	8	$1,826
Hexcel Corp.	8	546
Lockheed Martin Corp.	66	31,200
Raytheon Technologies Corp.	414	40,543
The Boeing Co. (a)	42	8,922
Woodward, Inc.	328	31,937
		114,974
Air Freight & Logistics – 1.23%
FedEx Corp.	248	56,665
United Parcel Service, Inc., Class B	16	3,104
		59,769
Automobiles – 0.09%
Ferrari NV (b)	1	271
Ford Motor Co.	24	302
NIO, Inc.– ADR (a)(b)	8	84
Stellantis NV (b)	64	1,164
Tesla, Inc. (a)	12	2,490
Workhorse Group, Inc. (a)	56	75
		4,386
Automobile Components – 0.11%
Gentex Corp.	8	224
LCI Industries	40	4,395
The Goodyear Tire & Rubber Co. (a)	51	562
		5,181
Banks – 3.22%
Associated Banc-Corp.	16	288
Bank of America Corp.	243	6,950
Bank of Montreal (b)	8	713
Citigroup, Inc.	749	35,121
Citizens Financial Group, Inc.	8	243
Community Trust Bancorp, Inc.	8	303
Farmers & Merchants Bancorp Inc/Archbold OH	40	973
Fifth Third Bancorp	8	213
First Guaranty Bancshares, Inc.	16	251
First Horizon Corp.	8	142
FNB Corp.	152	1,763
JPMorgan Chase & Co.	178	23,195
KeyCorp	16	200

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Banks – 3.22% (Continued)
Limestone Bancorp, Inc.	16	$357
New York Community Bancorp, Inc.	177	1,600
Northwest Bancshares, Inc.	136	1,636
OceanFirst Financial Corp.	88	1,626
Regions Financial Corp.	16	297
Southern States Bancshares, Inc.	192	4,330
Synovus Financial Corp.	34	1,048
The Bank of Nova Scotia (b)	8	403
The PNC Financial Services Group Inc.	16	2,034
United Bankshares Inc.	336	11,827
U.S. Bancorp	56	2,019
Wells Fargo & Co.	1,458	54,500
Zions Bancorp NA	152	4,549
		156,581
Beverages – 0.64%
Constellation Brands, Inc., Class A	11	2,485
Keurig Dr. Pepper, Inc.	144	5,080
Monster Beverage Corp. (a)	181	9,776
PepsiCo, Inc.	8	1,458
The Coca-Cola Co.	197	12,220
		31,019
Biotechnology – 2.06%
AbbVie, Inc.	88	14,024
Akero Therapeutics, Inc. (a)	8	306
Allakos, Inc. (a)	168	748
Amgen, Inc.	24	5,802
Anavex Life Sciences Corp. (a)	40	343
AquaBounty Technologies, Inc. (a)	72	43
Atreca, Inc. (a)	624	711
Biogen, Inc. (a)	1	278
Gilead Sciences, Inc.	8	664
Humacyte, Inc. (a)	240	742
IVERIC bio, Inc. (a)	96	2,336
Neurocrine Biosciences, Inc. (a)	56	5,668
Ocugen, Inc. (a)	408	348
United Therapeutics Corp. (a)	301	67,412
Vaxcyte, Inc. (a)	8	300
Vertex Pharmaceuticals, Inc. (a)	1	315
		100,040

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Broadline Retail – 1.19%
Alibaba Group Holding Ltd. – ADR (a)(b)	8	$817
Amazon.com, Inc. (a)	53	53,401
Etsy, Inc. (a)	32	3,563
Qurate Retail, Inc., Class A (a)	144	142
		57,923
Building Products – 0.89%
Allegion plc (b)	8	854
A.O. Smith Corp.	32	2,213
Carlisle Cos. Inc.	58	13,112
Fortune Brands Innovations, Inc.	202	11,864
Johnson Controls International plc (b)	8	482
Lennox International, Inc.	10	2,513
Owens Corning	16	1,533
Simpson Manufacturing Co, Inc.	96	10,525
Trex Co, Inc. (a)	8	389
		43,485
Capital Markets – 0.70%
Ameriprise Financial, Inc.	1	307
BlackRock, Inc.	7	4,684
Blackstone, Inc.	13	1,142
Cboe Global Markets, Inc.	8	1,074
Coinbase Global, Inc., Class A (a)	8	541
Houlihan Lokey, Inc.	104	9,099
Intercontinental Exchange, Inc.	32	3,337
KKR & Co, Inc.	72	3,782
LPL Financial Holdings, Inc.	2	405
Morgan Stanley	8	702
Nasdaq, Inc.	8	437
S&P Global, Inc.	3	1,034
T. Rowe Price Group, Inc.	16	1,806
The Bank of New York Mellon Corp.	8	364
The Charles Schwab Corp.	40	2,095
The Goldman Sachs Group Inc.	8	2,617
Victory Capital Holdings, Inc., Class A	16	468
		33,894
Chemicals – 2.93%
Air Products and Chemicals, Inc.	8	2,298
Cabot Corp.	16	1,226
Dow, Inc.	1,495	81,956
Linde plc (b)	125	44,430

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Chemicals – 2.93% (Continued)
PPG Industries, Inc.	8	$1,068
Sisecam Resources LP	432	10,852
The Mosaic Co.	8	367
		142,197
Commercial Services & Supplies – 0.59%
MillerKnoll, Inc.	1,138	23,272
Republic Services, Inc.	8	1,082
Waste Management, Inc.	28	4,569
		28,923
Communications Equipment – 0.64%
Arista Networks, Inc. (a)	121	20,311
Cisco Systems, Inc.	200	10,455
Motorola Solutions, Inc.	2	572
		31,338
Construction & Engineering – 1.48%
AECOM	1	84
Comfort Systems USA, Inc.	418	61,011
Quanta Services, Inc.	32	5,333
Valmont Industries, Inc.	17	5,428
		71,856
Construction Materials – 0.00%
Vulcan Materials Co.	1	172

Consumer Finance – 1.00%
Ally Financial, Inc.	120	3,059
American Express Co.	24	3,959
Capital One Financial Corp.	370	35,579
Discover Financial Services	16	1,581
FirstCash Holdings, Inc.	48	4,578
Katapult Holdings, Inc. (a)	208	93
		48,849
Consumer Staples Distribution – 2.01%
BJ’s Wholesale Club Holdings, Inc. (a)	200	15,214
Costco Wholesale Corp.	64	31,800
Dollar General Corp.	2	421
Dollar Tree, Inc. (a)	256	36,749
Ingles Markets, Inc.	8	709
Sysco Corp.	8	618
Target Corp.	19	3,147

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Consumer Staples Distribution – 2.01% (Continued)
The Kroger Co.	16	$790
US Foods Holding Corp. (a)	16	591
Walgreens Boots Alliance, Inc.	24	830
Walmart, Inc.	48	7,078
		97,947
Containers & Packaging – 0.66%
AptarGroup, Inc.	72	8,510
Ardagh Metal Packaging SA (b)	600	2,448
Avery Dennison Corp.	32	5,726
Ball Corp.	40	2,204
International Paper Co.	8	288
TriMas Corp.	464	12,927
		32,103
Diversified Consumer Services – 0.04%
Chegg, Inc. (a)	56	913
Nerdy, Inc. (a)	32	134
Service Corp International	16	1,100
		2,147
Diversified Telecommunication Services – 1.15%
AT&T, Inc.	2,617	50,377
Verizon Communications, Inc.	136	5,289
		55,666
Electric Utilities – 0.92%
American Electric Power Co., Inc.	24	2,184
Duke Energy Corp.	48	4,630
NextEra Energy, Inc.	432	33,299
PPL Corp.	56	1,556
The Southern Co.	8	557
Via Renewables, Inc.	2	29
Xcel Energy, Inc.	40	2,698
		44,953
Electrical Equipment – 1.65%
AMETEK, Inc.	8	1,163
Ballard Power Systems, Inc. (a)(b)	96	535
Emerson Electric Co.	290	25,271
FuelCell Energy, Inc. (a)	192	547
Generac Holdings, Inc.	8	864
Ideal Power, Inc. (a)	56	585
Nuvve Holding Corp. (a)	96	67

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Electrical Equipment – 1.65% (Continued)
nVent Electric plc (b)	360	$15,458
Plug Power, Inc. (a)	24	281
Regal Rexnord Corp.	40	5,629
Rockwell Automation, Inc.	101	29,639
		80,039
Electronic Equipment, Instruments & Components – 0.91%
Arrow Electronics, Inc. (a)	64	7,992
Corning, Inc.	56	1,976
ePlus, Inc. (a)	112	5,492
Insight Enterprises, Inc. (a)	140	20,014
Keysight Technologies, Inc. (a)	2	323
Plexus Corp. (a)	88	8,586
		44,383
Energy Equipment & Services – 0.12%
Baker Hughes Co.	112	3,232
Expro Group Holdings NV (a)(b)	24	441
Halliburton Co.	48	1,519
Helix Energy Solutions Group, Inc. (a)	56	433
Helmerich & Payne, Inc.	8	286
		5,911
Entertainment – 2.53%
Activision Blizzard, Inc.	144	12,325
Electronic Arts, Inc.	16	1,927
Liberty Media Corp.-Liberty Formula One, Class C (a)	8	599
Netflix, Inc. (a)	154	53,204
ROBLOX Corp., Class A (a)	24	1,079
Take-Two Interactive Software, Inc. (a)	3	358
The Walt Disney Co. (a)	305	30,540
Warner Bros. Discovery, Inc. (a)	1,508	22,771
		122,803
Financial Services – 4.79%
Berkshire Hathaway, Inc., Class B (a)	33	10,189
Block, Inc. (a)	80	5,492
Equitable Holdings, Inc.	232	5,891
Euronet Worldwide, Inc. (a)	16	1,790
Fidelity National Information Services, Inc.	803	43,627
Fiserv, Inc. (a)	270	30,518
FleetCor Technologies, Inc. (a)	136	28,676
Global Payments, Inc.	8	842

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Financial Services – 4.79% (Continued)
Mastercard, Inc., Class A	64	$23,258
PayPal Holdings, Inc. (a)	767	58,246
Visa, Inc., Class A	108	24,350
		232,879
Food Products – 0.31%
Conagra Brands, Inc.	122	4,582
General Mills, Inc.	56	4,786
Kellogg Co.	24	1,607
Mondelez International, Inc., Class A	8	558
The Hershey Co.	13	3,307
		14,840
Gas Utilities – 1.70%
National Fuel Gas Co.	1,082	62,475
Suburban Propane Partners LP	1,304	19,977
		82,452
Health Care Equipment & Supplies – 1.36%
Abbott Laboratories	32	3,240
Align Technology, Inc. (a)	8	2,673
Asensus Surgical, Inc. (a)	520	342
Becton Dickinson and Co.	2	495
Boston Scientific Corp. (a)	494	24,715
DENTSPLY SIRONA, Inc.	16	628
Dexcom, Inc. (a)	88	10,224
Edwards Lifesciences Corp. (a)	16	1,324
Intuitive Surgical, Inc. (a)	2	511
Koninklijke Philips NV (b)	152	2,789
Masimo Corp.	43	7,935
Medtronic plc (b)	40	3,225
Stryker Corp.	25	7,137
Zimmer Biomet Holdings, Inc.	8	1,034
		66,272
Health Care Providers & Services – 2.90%
AmerisourceBergen Corp.	9	1,441
Centene Corp. (a)	67	4,235
CVS Health Corp.	75	5,573
Elevance Health, Inc.	151	69,431
Fresenius Medical Care AG & Co KGaA – ADR (b)	104	2,211
HealthEquity, Inc. (a)	16	939
Henry Schein, Inc. (a)	232	18,917
McKesson Corp.	10	3,561

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Health Care Providers & Services – 2.90% (Continued)
Quest Diagnostics, Inc.	12	$1,698
The Cigna Group	2	511
UnitedHealth Group, Inc.	69	32,609
		141,126
Health Care Technology – 0.03%
GoodRx Holdings, Inc., Class A (a)	272	1,700

Hotels, Restaurants & Leisure – 1.90%
Airbnb, Inc., Class A (a)	8	995
Booking Holdings, Inc. (a)	3	7,957
Chipotle Mexican Grill, Inc. (a)	1	1,708
Domino’s Pizza, Inc.	3	990
DraftKings, Inc. (a)	24	465
Hall of Fame Resort & Entertainment Co. (a)	8	73
Hilton Worldwide Holdings, Inc.	73	10,283
Hyatt Hotels Corp., Class A (a)	18	2,012
Las Vegas Sands Corp. (a)	727	41,766
McDonald’s Corp.	10	2,796
Norwegian Cruise Line Holdings Ltd. (a)(b)	88	1,184
Penn Entertainment, Inc. (a)	8	237
Restaurant Brands International, Inc. (b)	34	2,283
Starbucks Corp.	128	13,329
Wynn Resorts Ltd. (a)	56	6,267
		92,345
Household Durables – 0.21%
LGI Homes, Inc. (a)	80	9,122
PulteGroup, Inc.	8	466
Sony Group Corp. – ADR	1	91
Vuzix Corp. (a)	72	298
		9,977
Household Products – 0.20%
Church & Dwight Co, Inc.	5	442
Kimberly-Clark Corp.	8	1,074
The Clorox Co.	28	4,431
The Procter & Gamble Co.	24	3,568
		9,515
Independent Power and Renewable Electricity Producers – 0.11%
Clearway Energy, Inc., Class A	160	4,805
The AES Corp.	16	385
		5,190

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Industrial Conglomerates – 0.74%
3M Co.	8	$841
General Electric Co.	113	10,803
Honeywell International, Inc.	128	24,463
		36,107
Insurance – 2.86%
Aflac, Inc.	8	516
American International Group, Inc.	162	8,158
Arthur J Gallagher & Co.	1	191
Chubb Ltd. (b)	64	12,428
Fidelity National Financial, Inc.	8	279
Marsh & McLennan Cos. Inc.	96	15,989
Old Republic International Corp.	48	1,199
Primerica, Inc.	88	15,157
Selective Insurance Group, Inc.	21	2,002
The Allstate Corp.	466	51,637
The Hartford Financial Services Group Inc.	8	558
The Progressive Corp.	28	4,006
Willis Towers Watson plc (b)	116	26,956
		139,076
Interactive Media & Services – 0.86%
Alphabet, Inc., Class A (a)	202	20,954
Alphabet, Inc., Class C (a)	40	4,160
IAC, Inc. (a)	212	10,939
Liberty TripAdvisor Holdings, Inc. (a)	88	76
Meta Platforms, Inc. (a)	27	5,722
		41,851
IT Services – 3.09%
Accenture plc, Class A (b)	273	78,026
EPAM Systems, Inc. (a)	202	60,398
International Business Machines Corp.	48	6,292
VeriSign, Inc. (a)	27	5,706
		150,422
Leisure Products – 0.03%
Peloton Interactive, Inc., Class A (a)	48	544
Polaris, Inc.	8	885
		1,429
Life Sciences Tools & Services – 0.61%
Danaher Corp.	18	4,537
ICON plc (a)(b)	8	1,709

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Life Sciences Tools & Services – 0.61% (Continued)
Illumina, Inc. (a)	14	$3,256
Inotiv, Inc. (a)	64	277
IQVIA Holdings, Inc. (a)	64	12,729
Thermo Fisher Scientific, Inc.	12	6,916
Waters Corp. (a)	1	309
		29,733
Machinery – 1.54%
AGCO Corp.	41	5,543
Caterpillar, Inc.	8	1,831
CNH Industrial NV (b)	690	10,536
Crane Holdings Co.	16	1,816
Deere & Co.	8	3,303
Donaldson Co, Inc.	224	14,636
Dover Corp.	64	9,724
EnPro Industries, Inc.	8	831
Gates Industrial Corp plc (a)(b)	368	5,112
IDEX Corp.	1	231
Illinois Tool Works, Inc.	29	7,060
ITT, Inc.	36	3,107
Otis Worldwide Corp.	56	4,726
PACCAR, Inc.	41	3,001
Parker-Hannifin Corp.	8	2,689
Stanley Black & Decker, Inc.	8	645
		74,791
Marine Transportation – 0.03%
Castor Maritime, Inc. (a)(b)	40	32
Genco Shipping & Trading Ltd. (b)	16	251
Golden Ocean Group Ltd. (b)	112	1,066
		1,349
Media – 1.12%
Charter Communications, Inc., Class A (a)	25	8,940
Comcast Corp., Class A	152	5,762
DISH Network Corp., Class C (a)	1,148	10,711
Liberty Broadband Corp., Class C (a)	128	10,457
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	16	448
Omnicom Group, Inc.	8	755
Paramount Global, Class B	80	1,785
The Interpublic Group of Cos. Inc.	424	15,790
		54,648

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Metals & Mining – 3.07%
Barrick Gold Corp. (b)	432	$8,022
BHP Group Ltd. – ADR (b)	8	507
Cleveland-Cliffs, Inc. (a)	2,608	47,805
Freeport-McMoRan, Inc.	264	10,800
Nucor Corp.	152	23,479
Piedmont Lithium, Inc. (a)	8	480
Reliance Steel & Aluminum Co.	1	257
Rio Tinto plc (b)	8	549
Royal Gold, Inc.	8	1,038
United States Steel Corp.	2,149	56,089
		149,026
Multi-Utilities – 0.15%
CenterPoint Energy, Inc.	56	1,650
CMS Energy Corp.	8	491
Dominion Energy, Inc.	88	4,920
		7,061
Oil, Gas & Consumable Fuels – 15.02%
Alliance Resource Partners LP	120	2,420
Antero Midstream Corp.	32	336
Chevron Corp.	323	52,701
Civitas Resources, Inc.	8	547
ConocoPhillips	327	32,442
Coterra Energy, Inc.	120	2,945
Crescent Energy Co., Class A	64	724
CrossAmerica Partners LP	104	2,235
Devon Energy Corp.	272	13,766
Diamondback Energy, Inc.	8	1,081
Earthstone Energy, Inc., Class A (a)	64	833
Energy Transfer LP	7,922	98,787
Enterprise Products Partners LP	6,935	179,616
EOG Resources, Inc.	8	917
Exxon Mobil Corp.	136	14,914
Green Plains Partners LP	232	2,946
Kinder Morgan, Inc.	16	280
Magellan Midstream Partners LP	3,256	176,670
NGL Energy Partners LP (a)	6,153	17,844
ONEOK, Inc.	172	10,929
Pembina Pipeline Corp. (b)	120	3,888
Phillips 66	48	4,866
Shell plc – ADR (b)	1,296	74,572

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 15.02% (Continued)
SM Energy Co.	8	$225
Summit Midstream Partners LP (a)	8	123
Tellurian, Inc. (a)	256	315
The Williams Cos. Inc.	931	27,800
TotalEnergies SE – ADR (b)	32	1,890
Uranium Energy Corp. (a)	104	299
USD Partners LP	656	1,968
Valero Energy Corp.	8	1,117
		729,996
Paper & Forest Products – 0.01%
Sylvamo Corp.	8	370

Passenger Airlines – 0.89%
American Airlines Group, Inc. (a)	568	8,378
Delta Air Lines, Inc. (a)	480	16,762
Southwest Airlines Co.	512	16,660
United Airlines Holdings, Inc. (a)	32	1,416
		43,216
Personal Care Products – 0.01%
The Beauty Health Co. (a)	32	404
The Estee Lauder Cos. Inc.	1	247
		651
Pharmaceuticals – 2.55%
Acasti Pharma, Inc. (a)(b)	72	33
Amylyx Pharmaceuticals, Inc. (a)	8	235
AstraZeneca plc (b)	400	27,764
Bristol-Myers Squibb Co.	50	3,465
Eli Lilly & Co.	3	1,030
GSK plc (b)	112	3,985
Johnson & Johnson	229	35,495
Merck & Co., Inc.	48	5,107
Novartis AG – ADR (b)	8	736
Perrigo Co. plc (b)	1,221	43,797
Pfizer, Inc.	16	653
Relmada Therapeutics, Inc. (a)	72	163
Takeda Pharmaceutical Co Ltd. – ADR (b)	24	395
Zoetis, Inc.	8	1,332
		124,190
Professional Services – 0.79%
Automatic Data Processing, Inc.	8	1,781
Booz Allen Hamilton Holding Corp.	64	5,932

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Professional Services – 0.79% (Continued)
CACI International, Inc., Class A (a)	8	$2,370
FTI Consulting, Inc. (a)	16	3,158
Jacobs Solutions, Inc.	24	2,820
KBR, Inc.	112	6,166
ManpowerGroup, Inc.	40	3,301
Paychex, Inc.	5	573
RELX plc (b)	16	519
Robert Half International, Inc.	144	11,602
		38,222
Real Estate Investment Trust (REITs) – 1.34%
AGNC Investment Corp.	48	484
American Tower Corp.	2	409
Annaly Capital Management, Inc.	8	153
Apartment Investment and Management Co. (a)	104	800
Arlington Asset Investment Corp. (a)	8	23
Blackstone Mortgage Trust, Inc.	8	143
Chimera Investment Corp.	48	271
Crown Castle, Inc.	11	1,472
Equity LifeStyle Properties, Inc.	8	537
Innovative Industrial Properties, Inc.	8	608
Iron Mountain, Inc.	8	423
Kite Realty Group Trust	8	167
Medical Properties Trust, Inc.	16	132
Ready Capital Corp.	304	3,091
Redwood Trust, Inc.	248	1,671
Sabra Health Care REIT, Inc.	56	644
Simon Property Group, Inc.	449	50,275
The Macerich Co.	200	2,120
The Necessity Retail REIT Inc.	248	1,557
		64,980
Real Estate Management & Development – 0.06%
Kennedy-Wilson Holdings, Inc.	48	796
The Howard Hughes Corp. (a)	24	1,920
		2,716
Road & Rail – 0.12%
ArcBest Corp.	32	2,957
CSX Corp.	16	479
Old Dominion Freight Line, Inc.	1	341
Union Pacific Corp.	11	2,214
		5,991

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Semiconductors & Semiconductor Equipment – 5.31%
Advanced Micro Devices, Inc. (a)	16	$1,568
Applied Materials, Inc.	24	2,948
ASML Holding NV (b)	48	32,674
Broadcom, Inc.	26	16,680
Daqo New Energy Corp. (a)(b)	8	375
Entegris, Inc.	195	15,992
Intel Corp.	2,408	78,669
KLA Corp.	10	3,992
Lam Research Corp.	1	530
Micron Technology, Inc.	40	2,414
MKS Instruments, Inc.	8	709
Monolithic Power Systems, Inc.	1	501
NVIDIA Corp.	38	10,555
QUALCOMM, Inc.	48	6,124
Skyworks Solutions, Inc.	8	944
SolarEdge Technologies, Inc. (a)	93	28,267
Taiwan Semiconductor Manufacturing Co Ltd. (b)	8	744
Teradyne, Inc.	8	860
Texas Instruments, Inc.	288	53,571
		258,117
Software – 4.01%
Adobe, Inc. (a)	60	23,122
Autodesk, Inc. (a)	132	27,477
C3.ai, Inc., Class A (a)	24	806
Cadence Design Systems, Inc. (a)	96	20,169
Clear Secure, Inc.	56	1,465
Crowdstrike Holdings, Inc., Class A (a)	32	4,392
Fortinet, Inc. (a)	16	1,063
Gen Digital, Inc.	764	13,110
Intuit, Inc.	42	18,725
Microsoft Corp.	179	51,606
Oracle Corp.	48	4,460
Paycom Software, Inc. (a)	1	304
Progress Software Corp.	128	7,354
PTC, Inc. (a)	56	7,181
Salesforce, Inc. (a)	8	1,598
ServiceNow, Inc. (a)	20	9,294
VMware, Inc. (a)	16	1,998
Zoom Video Communications, Inc., Class A (a)	8	591
		194,715

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Special Purpose Acquisition Companies – 0.00%
Digital World Acquisition Corp., Class A (a)	16	$225

Specialty Retail – 3.06%
Advance Auto Parts, Inc.	59	7,175
AutoZone, Inc. (a)	1	2,458
Bath & Body Works, Inc.	766	28,020
Burlington Stores, Inc. (a)	96	19,402
CarMax, Inc. (a)	32	2,057
Five Below, Inc. (a)	31	6,385
GameStop Corp. (a)	8	184
Lowe’s Cos. Inc.	8	1,600
O’Reilly Automotive, Inc. (a)	32	27,167
Penske Automotive Group, Inc.	56	7,941
RH (a)	1	243
The Gap Inc.	16	161
The Home Depot Inc.	107	31,578
The TJX Cos. Inc.	122	9,560
Tractor Supply Co.	20	4,701
		148,632
Technology Hardware, Storage & Peripherals – 0.66%
Apple, Inc.	163	26,879
NetApp, Inc.	32	2,043
Seagate Technology Holdings plc (b)	8	529
Western Digital Corp. (a)	72	2,712
		32,163
Textiles, Apparel & Luxury Goods – 0.76%
Crocs, Inc. (a)	8	1,011
NIKE, Inc., Class B	8	981
Skechers USA, Inc., Class A(a)	386	18,343
Tapestry, Inc.	352	15,175
Under Armour, Inc., Class A (a)	153	1,452
VF Corp.	8	183
		37,145
Tobacco – 1.71%
Altria Group, Inc.	144	6,425
British American Tobacco plc – ADR (b)	56	1,967
Philip Morris International, Inc.	762	74,105
Universal Corp.	16	846
		83,343

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
Trading Companies & Distributors – 0.82%
AerCap Holdings NV (a)(b)	168	$9,447
Applied Industrial Technologies, Inc.	96	13,645
Beacon Roofing Supply, Inc. (a)	224	13,182
Boise Cascade Co.	17	1,075
MSC Industrial Direct Co, Inc., Class A	24	2,016
W.W. Grainger, Inc.	1	689
		40,054
Wireless Telecommunication Services – 0.32%
T-Mobile US, Inc. (a)	108	15,643
Total Common Stocks
(Cost $4,644,648)		4,578,697

EXCHANGE TRADED FUNDS – 4.07%
Columbia Diversified Fixed Income Allocation ETF	80	1,430
Direxion Daily Financial Bull 3X Shares	16	923
Energy Select Sector SPDR Fund	8	663
Federated Hermes Short Duration High Yield ETF	16	358
Fidelity Dividend ETF for Rising Rates	88	3,578
Fidelity International Multifactor ETF	16	410
Fidelity MSCI Consumer Discretionary Index ETF	40	2,619
Fidelity MSCI Health Care Index ETF	80	4,918
Fidelity MSCI Information Technology Index ETF	64	7,293
Fidelity MSCI Materials Index ETF	32	1,459
Fidelity Nasdaq Composite Index ETF	8	384
Fidelity Quality Factor ETF	184	8,730
First Trust Enhanced Short Maturity ETF	152	9,045
First Trust Value Line Dividend Index Fund	48	1,928
Franklin FTSE United Kingdom ETF	16	387
InfraCap MLP ETF	973	30,893
Invesco Aerospace & Defense ETF	8	644
Invesco QQQ Trust Series 1	8	2,567
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)	1	45
iShares 0-5 Year High Yield Corporate Bond ETF	16	667
iShares 10-20 Year Treasury Bond ETF	8	916
iShares 20+ Year Treasury Bond ETF	8	851
iShares Core Dividend Growth ETF	424	21,196
iShares Core MSCI Europe ETF	8	419
iShares Core S&P Small-Cap ETF	8	774
iShares Core S&P Total U.S. Stock Market ETF	578	52,338
iShares MSCI EAFE ETF	56	4,005

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 4.07% (Continued)
iShares Russell 1000 ETF	1	$225
iShares S&P 500 Growth ETF	8	511
iShares TIPS Bond ETF	184	20,286
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	8	770
Schwab International Equity ETF	8	278
Schwab U.S. TIPS ETF	8	429
SPDR Gold Shares (a)	19	3,481
SPDR S&P 500 ETF Trust	2	819
SPDR S&P Bank ETF	8	296
SPDR S&P MidCap 400 ETF Trust	1	458
Strategy Shares NASDAQ 7 HANDL ETF	96	1,942
U.S. Global Jets ETF	24	447
United States Oil Fund LP (a)	8	532
Vanguard Growth ETF	8	1,995
Vanguard Russell 1000	32	5,963
Total Exchange Traded Funds
(Cost $196,068)		197,872

INVESTMENT COMPANIES – 1.58%
Ares Capital Corp.	16	292
BlackRock Utilities Infrastructure & Power Opportunities Trust	8	192
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	104	1,314
First Trust MLP and Energy Income Fund	112	856
Golub Capital BDC, Inc.	24	325
Hercules Capital, Inc.	8	103
Sprott Focus Trust, Inc.	121	981
Owl Rock Capital Corp.	5,744	72,432
Virtus Artificial Intelligence	8	139
Total Investment Companies
(Cost $79,131)		76,634

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2023

	Shares	Value
SHORT-TERM INVESTMENTS – 0.29%

Money Market Fund – 0.29%
First American Government Obligations Fund, Class X, 4.64% (c)	13,908	$13,908
Total Short-Term Investments
(Cost $13,908)		13,908
Total Investments
(Cost $4,933,755) – 100.12%		$4,867,111
Liabilities in Excess of Other Assets – (0.12)%		(5,772)
Net Assets – 100.00%		$4,861,339

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Assets and Liabilities (Unaudited)
March 31, 2023

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
ASSETS:
Investments, at value (Cost $6,232,369, $4,933,755)	$6,301,501	$4,867,111
Dividends and interest receivable	3,808	5,529
Receivable for investments sold	15,479	6,752
Total assets	6,320,788	4,879,392

LIABILITIES:
Payable to Adviser	4,134	2,772
Payable for investments purchased	10,867	15,281
Total liabilities	15,001	18,053

NET ASSETS	$6,305,787	$4,861,339

NET ASSETS CONSIST OF:
Paid-in capital	$6,243,553	$4,935,618
Total distributable earnings (accumulated loss)	62,234	(74,279)
Total net assets	$6,305,787	$4,861,339

Net assets	$6,305,787	$4,861,339
Shares issued and outstanding(1)	250,000	200,000
Net asset value	$25.22	$24.31

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Operations (Unaudited)
For the Period Ended March 31, 2023(1)

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
INVESTMENT INCOME:
Dividend Income (net of foreign withholding taxes of $40, $24)	$14,319	$15,917
Interest income	86	152
Total investment income	14,405	16,069

EXPENSES:
Investment advisory fees (See Note 3)	6,039	3,981
Total expenses	6,039	3,981
NET INVESTMENT INCOME	8,366	12,088

REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(15,264)	(19,723)
Net realized loss	(15,264)	(19,723)
Net change in unrealized appreciation (depreciation) on:
Investments	69,132	(66,644)
Net realized and change in unrealized gain (loss) on investments	53,868	(86,367)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$62,234	$(74,279)

(1)	Inception date of the Funds was February 6, 2023.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Statement of Changes in Net Assets

For the Period
Inception through
March 31, 2023(1)
(Unaudited)
OPERATIONS:
Net investment income	$8,366
Net realized loss on investments	(15,264)
Change in net unrealized appreciation on investments	69,132
Net increase in net assets resulting from operations	62,234

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	6,243,553

NET INCREASE IN NET ASSETS	6,305,787

NET ASSETS:
Beginning of period	—
End of period	$6,305,787

(1)	Inception date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

	For the Period Inception
	through March 31, 2023(1)
	(Unaudited)
SHARE TRANSACTIONS:	Shares	Amount
Issued	275,000	$6,847,305
Redeemed	(25,000)	(603,752)
Net increase in shares outstanding	250,000	$6,243,553

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Statement of Changes in Net Assets

For the Period
Inception through
March 31, 2023(1)
(Unaudited)
OPERATIONS:
Net investment income	$12,088
Net realized loss on investments	(19,723)
Change in net unrealized depreciation on investments	(66,644)
Net decrease in net assets resulting from operations	(74,279)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	4,935,618

NET INCREASE IN NET ASSETS	4,861,339

NET ASSETS:
Beginning of period	—
End of period	$4,861,339

(1)	Inception date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

	For the Period Inception
	through March 31, 2023(1)
	(Unaudited)
SHARE TRANSACTIONS:	Shares	Amount
Issued	200,000	$4,935,618
Net increase in shares outstanding	200,000	$4,935,618

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Financial Highlights

	For the Period
	Inception through
	March 31, 2023(1)
	(Unaudited)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.03
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.22

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—
Total transaction fees	—
Net Asset Value, end of period	$25.22

TOTAL RETURN, AT NAV(4)	0.89	%(5)
TOTAL RETURN, AT MARKET(4)	0.84	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,306

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income to average net assets	1.04	%(6)
Portfolio turnover rate(7)(8)	9%

(1)	Inception date of the Fund was February 6, 2023.
(2)	For a Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one year.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Financial Highlights

	For the Period
	Inception through
	March 31, 2023(1)
	(Unaudited)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.08
Net realized and unrealized loss on investments	(0.77)
Total from investment operations	(0.69)

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions paid	—

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—
Total transaction fees	—
Net Asset Value, end of period	$24.31

TOTAL RETURN, AT NAV(4)	-2.77	%(5)
TOTAL RETURN, AT MARKET(4)	-2.67	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,861

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income to average net assets	2.28	%(6)
Portfolio turnover rate(7)(8)	12%

(1)	Inception date of the Fund was February 6, 2023.
(2)	For a Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less that one year.
(7)	Excludes in-kind transactions associated with creations of the Fund.
(8)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited)
March 31, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading Fund”) and the Unusual Whales Subversive Republican Trading ETF (“Republican Trading Fund”) (each separately a  “Fund,” or collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Funds commenced operations on February 6, 2023. The Funds’ investment adviser, Subversive Capital Advisor LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Democratic Trading Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Democratic Party).

The Republican Trading Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Republican Party).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of March 31, 2023:

Democratic Trading Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$6,113,674	$—	$—	$6,113,674
Exchange Traded Funds	174,129	—	—	174,129
Investment Companies	3,320	—	—	3,320
Short-Term Investments	10,378	—	—	10,378
Total	$6,301,501	$—	$—	$6,301,501

Republican Trading Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$4,578,697	$—	$—	$4,578,697
Exchange Traded Funds	197,872	—	—	197,872
Investment Companies	76,634	—	—	76,634
Short-Term Investments	13,908	—	—	13,908
Total	$4,867,111	$—	$—	$4,867,111

(1)	Please refer to the Schedules of Investments to view Common Stocks segregated by industry type.

As of the period ended March 31, 2023, the Funds did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

E.  Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

G.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds’. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Funds at the annual rate of 0.75%.

The Adviser has retained Toroso Investments, LLC (“sub-adviser”) to serve as sub-adviser to the Funds.  The sub-adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the period ended March 31, 2023, the Funds did not make any distributions to shareholders.

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

6.  SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust  Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended March 31, 2023, were as follows:

Democratic Trading Fund
	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	1,166,167	551,901	6,205,561	582,527

Republican Trading Fund
	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	1,240,149	524,408	4,224,038	—

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2023, no individuals, or entities, for the benefit of their customers, owned more than 25% of the outstanding shares of the Funds. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

9.  RECENT MARKET EVENTS RISK

One or more markets in which the Funds invest may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in, among other things, substantial market volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant global disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. The impact of this pandemic and any other public health emergencies (such as any other epidemics or pandemics) that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of the individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Investment Advisory Agreement (Unaudited)
March 31, 2023

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on December 16, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF (each a “Fund” or together, the “Funds”) and Subversive Capital Advisor LLC (“Subversive”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Subversive to serve as the Funds’ investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Subversive provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Subversive included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Funds by Subversive; (ii) the investment performance of the strategy to be used in managing the Funds; (iii) each Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Subversive, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits Subversive may receive based on its relationship with the Fund. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Advisory Agreement with respect to each Fund, which included information furnished to the Board at its meetings throughout the year in connection with Subversive’s management of an existing series of the Trust, as well as information specifically prepared in connection with the approval of the Advisory Agreement that was presented at the Board’s meeting held on October 26-27, 2022 and the Meeting. The Board also considered the presentation by representatives of Subversive received at the Meeting.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Subversive, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services proposed to be provided to the Fund by Subversive under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Funds. The Board also noted that Subversive would provide investment advisory services in connection with selecting, monitoring and supervising each Fund’s sub-adviser, and that Subversive had recommended to the Board that Toroso Investments, LLC (“Toroso”) be appointed as the sub-

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2023

adviser to the Funds. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Subversive that were not proposed to be delegated to or assumed by Toroso. The Board considered that Subversive would oversee Toroso’s process for monitoring best execution of portfolio trades and other trading operations.

The Board also considered information about Subversive’s plans with respect to each Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of each Fund’s portfolio. The Board considered the unique characteristics of each Fund’s thematic investment strategy. The Board evaluated the ability of Subversive, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Subversive.

The Board considered the special attributes of each Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Subversive to support the on-going operations of each Fund.

INVESTMENT PERFORMANCE

The Board reviewed Subversive’s process for identifying and selecting investments for inclusion in each Fund’s portfolio. The Board acknowledged that each Fund is newly formed and has no actual investment performance record. The Board then reviewed Subversive’s representations with respect to backtested performance of each Fund. The Board then noted that it would have the opportunity to review each Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE

The Board received and considered information regarding each Fund’s proposed management fee and anticipated total operating expense ratio.

The Board considered each Fund’s anticipated total expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with Subversive. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds and share classes in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Funds and such other funds. The Board also reviewed each Fund’s anticipated total expense ratio in comparison to the expense ratios of a peer group of funds selected by Subversive. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board reviewed and considered the contractual investment management fee rate that would be payable by each Fund to Subversive for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of each Fund is higher than the Expense Group’s average and median rates, but the Board noted that the overall expense structure of each Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed by Subversive that the funds in the

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
March 31, 2023

Expense Group may vary widely in their complexity. The Board also took into consideration each Fund’s “unified fee” structure, under which Subversive would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Subversive would pay all operating expenses of each Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.

The Board then noted that Subversive does not manage any accounts with the same or similar strategies as proposed for the Funds. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY

The Board acknowledged that there is no actual information about Subversive’s profitability earned from each Fund but considered information about Subversive’s projected profitability based on a set of assumptions described to the Board. The Board noted that it would have an opportunity to review information about actual profitability earned from each Fund in the context of future contract renewals.

ECONOMIES OF SCALE

With respect to possible economies of scale, the Board considered that the Funds have not yet commenced operations and that Subversive did not present the Board with information regarding the extent to which economies of scale are expected to be realized as the assets of the Funds grow. The Board noted that the amount and structure of each Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Funds would benefit Subversive due to the unified fee structure of the Funds, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

OTHER BENEFITS TO SUBVERSIVE

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Subversive, as a result of its relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Investment Sub-Advisory Agreement (Unaudited)
March 31, 2023

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on December 16, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Subversive Capital Advisor LLC (“Subversive”) and Toroso Investments, LLC (“Toroso”), with respect to the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF (the “Funds”) for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Toroso to serve as the Funds’ sub-adviser and approving the Advisory Agreement.

In advance of the Meeting, Toroso provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by Toroso included materials describing, among other things: (i) the nature, extent, and quality of the services proposed to be provided to the Funds by Toroso; (ii) the proposed sub-advisory fee payable to Toroso by Subversive; and (iii) potential “fall-out” benefits Toroso may receive based on its relationship with the Funds. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Sub-Advisory Agreement with respect to each Fund, which included information specifically prepared in connection with the approval of the Sub-Advisory Agreement that was presented at the Board’s meeting held on October 26-27, 2022 and the Meeting. The Board also considered the presentation by a representative of Toroso received at the Meeting.

In considering and approving the Sub-Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Subversive and Toroso, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of services proposed to be provided by Toroso to the Funds. The Trustees considered Toroso’s specific responsibilities with respect to the Funds, noting that Toroso would be responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Funds, subject to the supervision of the Subversive. The Board considered Toroso’s trade execution capabilities and experience. The Board discussed the qualifications, experience and responsibilities of the personnel at Toroso who would be responsible for implementing the securities trading for the Funds. The Trustees concluded that Toroso had sufficient quality and depth of personnel, resources, trading methods and compliance policies and procedures essential to performing its duties under the Toroso Sub-Advisory Agreement and that the nature, overall quality and extent of the services proposed to be provided to the Funds were satisfactory.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Board Consideration of Investment Sub-Advisory Agreement (Unaudited) – Continued
March 31, 2023

INVESTMENT PERFORMANCE

In assessing the portfolio management services to be provided by Toroso, the Board considered that Toroso would not be responsible for making specific investment decisions for the Funds but would instead be responsible for trading portfolio securities for the Funds. The Trustees concluded that the Fund and its shareholders were likely to benefit from Toroso’s responsibilities under the Toroso Sub-Advisory Agreement.

FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by Subversive to Toroso under the Toroso Sub-Advisory Agreement. The Trustees considered that, since Toroso’s sub-advisory fees would be paid by Subversive, the management fee paid by a Fund would not be directly affected by Toroso’s sub-advisory fee. The Board also considered statements from Subversive and Toroso that Toroso’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by Toroso and its profitability from its relationship with the Funds were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Toroso by Subversive were reasonable in light of the services to be provided under the Toroso Sub-Advisory Agreement.

ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES

Because the sub-advisory fee is not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as a Fund’s assets increase.

OTHER BENEFITS TO TOROSO

The Trustees considered the direct and indirect benefits that could be realized by Toroso and its affiliates from its relationship with the Funds. The Trustees considered that Toroso may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Toroso Sub-Advisory Agreement for an initial two-year term.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited)
March 31, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.subversive.com/ETFs.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Subversive Capital Advisor LLC
217 Centre Street, Suite 122
New York, NY 10013

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date     6/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date     6/7/2023

By (Signature and Title)      /s/Cullen Small
Cullen Small, Treasurer

Date     6/7/2023